Cost of Sales - Narrative (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Disclosure Of Cost Of Sales [Line Items]
Change in production costs	R 3,325	R 7,726
Percentage production cost increase	11.00%	35.00%
Rehabilitation spend	R 65	R 15	R 47
Reversal of impairment loss	0	0	R 0
Hidden Valley
Disclosure Of Cost Of Sales [Line Items]
Increase (Decrease) in depreciation	(651)
Mine Waste Solutions
Disclosure Of Cost Of Sales [Line Items]
Increase (Decrease) in depreciation	227
Mponeng
Disclosure Of Cost Of Sales [Line Items]
Increase (Decrease) in depreciation	54
Bambanani1
Disclosure Of Cost Of Sales [Line Items]
Increase (Decrease) in depreciation	56
Mponeng operations and related assets
Disclosure Of Cost Of Sales [Line Items]
Change in production costs		5,230
Change in rehabilitation provision		R 80
Vaal River Closure
Disclosure Of Cost Of Sales [Line Items]
Care and Maintenance Expenditure	R 117